Long-term debt - Schedule of Long-term Debt (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 461	$ 419
Current portion	434	17
Long-term portion	$ 27	$ 402	$ 419
Weighted average remaining life (years)	1.5 Years	2.0 Years
Weighted average interest rate	5.70%	5.80%
Bankers acceptances and prime rate loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 399	$ 337
5.90%, US$5 Million, maturing May 31, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		6
6.40%, US$4 Million, maturing May 29, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5	6
9.32%, US$8 Million, maturing May 5, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		11
5.85%, US$10 Million, maturing March 16, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	13	13
4.88%, US$13 Million, maturing December 2, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	17	18
4.98%, US$6 Million, maturing December 2, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8	8
5.23%, US$2 Million, maturing December 2, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3	3
4.79%, US$12 Million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16	$ 17